Note 16. Employee Related Liabilities (Notes)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE-RELATED LIABILITIES
EMPLOYEE-RELATED LIABILITIES
Pension and Post-Employment Benefit Plans
SSL sponsors a defined benefit pension plan covering certain U.S. employees and a non-qualified pension plan under the Employee Retirement Income Security Act of 1974. SunEdison received a notice from the Pension Benefit Guaranty Corporation (“PBGC”) in May 2014 that it intends to require an additional contribution to the U.S. pension plan under ERISA section 4062(e), which was transferred to SSL upon the completion of the SSL initial public offering. SunEdison has not received a formal assessment or concluded the negotiation process with the PBGC. The PBGC announced on July 8, 2014, a moratorium through the end of 2014 on the enforcement of 4062(e) cases. In December 2014, a new law went into effect that states 90% funded plans are not required to make additional contributions to cover liability shortages. Under this new ruling, we have not made any modifications to the U.S. pension plan assets because the U.S. pension plan is over 90% funded. We do not expect any final resolution with the PBGC to have a material impact on our financial condition or results of operations.
Defined Contribution Plans
SunEdison, Inc. sponsors a defined contribution plan under Section 401(k) of the Internal Revenue Code covering all U.S. salaried and hourly employees of SunEdison, Inc. and TerraForm. Our costs included in our consolidated statements of operations totaled $7.9 million, $5.0 million and $5.1 million for 2014, 2013 and 2012, respectively.